Income Taxes (Details) - Schedule of Income Tax Payable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Payable [Abstract]
Income tax payable	$ 125,288	$ 120,036
Income tax payable total	$ 125,288	$ 120,036